Investment Securities (Gross Realized Gain Losses) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total		$ (22)		$ 78
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	$ 243	0	$ 2,057		$ 0
Net pre-tax gains (loss) on trading securities						$ 0
GE
Schedule of Available-for-sale Securities [Line Items]
Gains		5		0
Losses, including impairments		(9)		0
Total		(5)		0
GE Capital
Schedule of Available-for-sale Securities [Line Items]
Gains		2		92
Losses, including impairments		(19)		(14)
Total		$ (18)		$ 78